Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Goodwill Rollforward

($ millions)	2022	2021
Goodwill, beginning of year	211.5	223.3
Southeast Saskatchewan asset disposition	—	(10.6)
Saskatchewan Viking asset disposition	(6.8)	—
Other dispositions	(0.8)	(1.2)
Goodwill, end of year	203.9	211.5